KL Allocation Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 35.5%
	CONSUMER DISCRETIONARY — 1.5%
7,720	Tractor Supply Co.	$1,446,419
	CONSUMER STAPLES — 0.9%
22,620	Simply Good Foods Co.*	903,895
	ENERGY — 11.0%
99,763	ARC Resources Ltd.	1,502,479
8,140	Chevron Corp.	1,421,732
31,952	Coterra Energy, Inc.	1,096,912
8,034	EOG Resources, Inc.	1,100,337
16,238	Exxon Mobil Corp.	1,558,848
98,096	Inpex Corp.	1,258,673
87,482	Peyto Exploration & Development Corp.	1,070,615
41,042	Suncor Energy, Inc.[1]	1,657,276
		10,666,872
	FINANCIALS — 2.1%
7,742	Arthur J. Gallagher & Co.	1,253,740
8,000	Raymond James Financial, Inc.	787,920
		2,041,660
	HEALTH CARE — 8.3%
10,226	AstraZeneca PLC	1,351,487
4,638	Eli Lilly & Co.	1,453,735
374	Euroapi S.A.*	5,443
5,540	Johnson & Johnson	994,596
10,482	Merck & Co., Inc.	964,658
12,663	Novo Nordisk A/S - Class B	1,406,223
8,613	Sanofi	921,648
4,363	STERIS PLC[1]	995,637
		8,093,427
	INDUSTRIALS — 5.3%
151,210	ALS Ltd.	1,383,353
13,890	Kforce, Inc.	912,295
18,570	Toromont Industries Ltd.	1,647,062
2,578	W.W. Grainger, Inc.	1,255,667
		5,198,377
	INFORMATION TECHNOLOGY — 2.7%
1,680	Broadcom, Inc.	974,618
60,280	Hewlett Packard Enterprise Co.	940,368

KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
5,900	Paychex, Inc.	$730,597
		2,645,583
	MATERIALS — 3.7%
466,632	Incitec Pivot Ltd.	1,176,258
4,099	Linde PLC[1]	1,330,864
11,900	Sensient Technologies Corp.	1,040,536
		3,547,658
	TOTAL COMMON STOCKS
	(Cost $33,581,772)	34,543,891
	EXCHANGE-TRADED FUNDS — 43.2%
145,807	iShares 0-5 Year TIPS Bond ETF	15,175,592
537,793	ProShares Short QQQ*	7,131,135
288,621	ProShares Short Russell2000*	6,955,766
472,534	ProShares Short S&P500*	7,187,242
111,396	WisdomTree Floating Rate Treasury Fund	5,606,561
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $42,210,161)	42,056,296
	SHORT-TERM INVESTMENTS — 21.4%
20,849,550	Fidelity Institutional Government Portfolio - Class I, 0.57%[2]	20,849,550
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $20,849,550)	20,849,550
	TOTAL INVESTMENTS — 100.1%
	(Cost $96,641,483)	97,449,737
	Liabilities Less Other Assets — (0.1)%	(70,111)
	TOTAL NET ASSETS — 100.0%	$97,379,626

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.